UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21359

Managed Duration Investment Grade Municipal Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: July 31
Date of reporting period: August 1, 2010 to October 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

Managed Duration Investment Grade Municipal Fund
Portfolio of Investments
October 31, 2010 (unaudited)

Rating (S&P)*	Principal Amount (000)	Description	Optional Call Provisions**	Value

		Municipal Bonds & Notes - 166.1%
		Alabama - 2.8%
BBB	$ 845	Courtland, AL Ind Dev Brd
		Environ Imp Rev, AMT, Ser B,
		6.25%, 08/01/25	08/01/13 @ 100	$ 860,210
Baa3	1,890	Courtland, AL Ind Dev Brd
		Solid Waste Disp Rev, AMT,
		6.00%, 08/01/29	12/13/10 @ 101	1,893,459
				2,753,669
		Alaska - 0.8%
A+	750	Alaska Muni Bond Bank Auth,
		Ser 1, 5.75%, 09/01/33	09/01/18 @ 100	811,740

		California - 17.0%
BBB+	5,000	California Public Works Brd
		Dept Mental Health Lease Rev, Ser A,
		5.00%, 06/01/24	06/01/14 @ 100	5,051,950
A-	6,000	California Various Purpose Gen Oblig,
		5.125%, 11/01/24	11/01/13 @ 100	6,304,500
Baa1	1,250	California Municipal Finance Auth Rev,
		Eisenhower Medical Center, Ser A,
		5.50%, 07/01/30	07/01/20 @ 100	1,273,350
A	2,500	Chula Vista, CA Ind Dev Rev, Ser B
		AMT, 5.50% 12/01/21	06/02/14 @ 102	2,659,475
BBB	2,065	Golden State Tobacco Securitization
		Rev, Ser A-1, 5.00%, 06/01/33	06/01/17 @ 100	1,669,511
				16,958,786
		Colorado - 1.9%
BBB	2,000	Colorado Health Facs Auth Rev,
		5.25%, 05/15/42	05/15/17 @ 100	1,928,380

		Delaware - 1.6%
BBB+	1,500	Delaware St Econ Dev Auth Rev,
		5.40%, 02/01/31	08/01/20 @ 100	1,575,240

		District of Columbia - 2.0%
Aaa	2,000	District of Columbia FHA Multi Family
		Henson Ridge-Rmkt, AMT,
		5.10%, 06/01/37 (FHA)	06/01/15 @ 102	1,982,660

		Florida - 9.2%
AA-	1,000	Clearwater, FL Wtr & Swr Rev, Ser A,
		5.25%, 12/01/39	12/01/19 @ 100	1,068,420
NR	3,000	Highlands Co., FL Health Facs
		Auth Rev, Ser D, 5.875%, 11/15/29
		(Prerefunded @ 11/15/13)†	11/15/13 @ 100	3,437,820
A-	2,200	Miami-Dade Co., FL Aviation Rev, AMT,
		5.00%, 10/01/38 (CIFG)	10/01/15 @ 100	2,113,562
AA+	1,500	Miami-Dade Co., FL Sch Brd, Ser A,
		5.375%, 02/01/34 (Assured Gty)	02/01/19 @ 100	1,585,230
BBB-	1,000	Seminole Indian Tribe FL Rev, Ser A,
		144A, 5.25%, 10/01/27	10/01/17 @ 100	939,130
				9,144,162
		Hawaii - 1.1%
BBB+	1,000	Hawaii Pacific Health Rev, Ser. B,
		5.625%, 07/01/2030	07/01/20 @ 100	1,050,480

		Illinois - 6.2%
AA+	1,115	Chicago O'Hare Intl Arpt Rev 3rd Lien,
		Ser A-2, AMT, 5.50%, 01/01/16 (AGM)	01/01/14 @ 100	1,211,057
Baa2	2,000	Illinois Fin Auth, Roosevelt Univ Rev,
		5.50%, 04/01/37	04/01/17 @ 100	2,016,000
A-	1,000	Illinois Fin Auth, Rush Univ Med Ctr Rev,
		Ser C, 6.375%, 11/01/29	05/01/19 @ 100	1,088,450
AA	1,855	Illinois Hsg Dev Auth Homeowner Mtg,
		AMT, Ser A-2, 5.00%, 08/01/36	02/01/16 @ 100	1,858,821
				6,174,328
		Indiana - 3.3%
BB	1,000	Indiana State Finance Auth,
		Ref-Impt-US Steel Corp.,
		6.00%, 12/01/26	06/01/20 @ 100	1,069,750
AA-	2,000	Indianapolis, IN Pub Impt Bond Bank Wtrwks,
		Ser A, 5.50%, 01/01/29	01/01/19 @ 100	2,196,800
				3,266,550
		Iowa - 3.3%
BBB+	1,500	Iowa Higher Education Loan Auth Rev,
		Ref-Private College Fac, Upper Iowa Univ Project,
		5.50%, 09/01/25	09/01/20 @ 100	1,543,470
BBB	2,000	Iowa Tobacco Settlement Auth,
		Cap Apprec Asset Bkd, Ser B, 5.60%, 06/01/34	06/01/17 @ 100	1,784,240
				3,327,710
		Kentucky - 2.2%
Aa3	1,000	Kentucky Econ Dev Fin Auth Hosp Fac Rev,
		Baptist Hlthcr Sys, Ser A, 5.625%, 08/15/27	08/15/18 @ 100	1,100,620
BBB+	1,000	Owen Cnty, KY, Wtrwrks Sys Rev,
		American Wtr Co, Ser B, 5.625%, 09/01/39	09/01/19 @ 100	1,052,840
				2,153,460
		Louisiana - 9.3%
BBB	1,000	De Soto Parish, LA Environ Imp,
		Rev, AMT, Ser A, 5.85%, 11/01/27	11/01/13 @ 100	1,021,390
AA-	1,000	East Baton Rouge Parish, LA Swr Commn,
		Rev, Ser A, 5.25%, 02/01/34	02/01/19 @ 100	1,078,250
BB+	3,000	Louisiana Govt, Environ Facs & Comnty,
		Dev Auth Rev, 6.75%, 11/01/32	11/01/17 @ 100	3,167,250
A3	1,000	Louisiana Public Facs Auth Hosp Rev,
		Lafayette Gen Med Cntr, 5.250%, 11/01/30	05/01/20 @ 100	1,021,750
BBB+	3,000	St. John Baptist Parish, LA
		Marathon Oil Corp., Ser A, 5.125%, 06/01/37	06/01/17 @ 100	2,963,400
				9,252,040
		Maryland - 1.5%
BB	500	Maryland Econ Dev Corp Port Facs Rev,
		Ref-CNX Marine Terminals, 5.750%, 09/01/25	09/01/20 @ 100	515,860
BBB-	1,000	Maryland Health & Hgr Ed Facs Auth Rev,
		5.75%, 01/01/38	01/01/18 @ 100	1,023,460
				1,539,320
		Massachusetts - 3.1%
AA-	1,000	Massachusetts Housing Fin Agency,
		AMT, 5.10%, 12/01/27	06/01/17 @ 100	1,015,580
AA	950	Massachusetts Housing Fin Agency,
		AMT, Ser 134, 5.60%, 12/01/38	06/01/18 @ 100	968,743
BBB	1,000	Massachusetts St Health & Ed Facs Auth Rev,
		Ser A, 6.25%, 07/01/30	07/01/19 @ 100	1,095,010
				3,079,333
		Michigan - 5.5%
AAA	1,000	Detroit, MI Sewer Disp Rev,
		Sr Lien, Ser B, 7.50%, 07/01/33 (AGM)	07/01/19 @ 100	1,211,540
AA+	1,000	Detroit, MI Wtr Supply Sys Rev,
		2nd Lien, Ser B, 7.00%, 07/01/36 (AGM)	07/01/19 @ 100	1,154,320
BBB-	1,000	Michigan Strategic Fund Ltd Oblig Rev Adj Ref,
		Dow Chemical, Ser B-1, 6.25%, 06/01/14	N/A	1,131,590
A-	2,000	Michigan Strategic Fund Ltd Oblig
		Rev Ref, Ser C, 5.45%, 09/01/29	09/01/11 @ 100	2,014,800
				5,512,250
		Mississippi - 1.1%
BBB	1,000	Warren County, MS Gulf Opp Zone,
		Intl Paper Co., Ser A, 6.50%, 09/01/32	09/01/18 @ 100	1,084,640

		Nebraska - 3.0%
A-	3,000	Public Power Generation Agency,
		Whelan Energy Ctr Unit 2, 5.00%, 01/01/41 (AMBAC)	01/01/17 @ 100	3,037,860

		Nevada - 5.7%
A	5,410	Henderson, NV Health Care Fac Rev,
		Ser A, 5.625%, 07/01/24	07/01/14 @ 100	5,674,387

		New Jersey - 1.5%
BBB+	1,500	New Jersey, Health Care Fac Fin Auth Rev,
		Chilton Mem Hosp, 5.75%, 07/01/39	07/01/19 @ 100	1,538,625

		New York - 20.7%
A-	2,750	Long Island, NY Power Auth Rev, Ser A,
		5.10%, 09/01/29	09/01/14 @ 100	2,840,448
AA-	4,000	Metropolitan Trans Auth Rev, Ser A,
		5.125%, 01/01/24	07/01/12 @ 100	4,213,240
B-	750	New York City Indl Dev Rev, JFK
		Intl Arpt, Ser A, AMT, 8.00%, 08/01/12	N/A	769,523
B-	500	New York City Indl Dev Rev, American Airlines
		JFK Intl Arpt, AMT, 7.50%, 08/01/16	N/A	525,040
BBB	1,000	New York Dorm Auth Rev, NYU Hosp Ctr,
		Ser B, 5.25%, 07/01/24	07/01/17 @ 100	1,047,380
AA	2,250	New York, NY Gen Oblig, Ser J,
		5.00%, 05/15/23	05/15/14 @ 100	2,431,147
A+	1,750	New York Muni Bond Bank Agy Special
		School Purpose Rev, Ser C,
		5.25%, 12/01/22	06/01/13 @ 100	1,863,960
AA-	3,000	New York Tobacco Settlement Funding
		Corp, Ser A1, 5.50%, 06/01/19	06/01/13 @ 100	3,302,280
A-	2,500	Suffolk Co, NY Ind Dev Agy Rev, AMT,
		5.25%, 06/01/27	06/01/13 @ 100	2,545,050
A	1,000	Troy, NY Cap Resource Corp Rev,
		Ser A, 5.00%, 09/01/30	09/01/20 @ 100	1,053,110
				20,591,178
		North Carolina - 3.6%
A-	1,000	North Carolina Eastern Muni Power Agy
		Sys Rev Ref, Ser D, 5.125%, 01/01/23	01/01/13 @ 100	1,035,180
A-	1,000	North Carolina Eastern Muni Power Agy
		Sys Rev Ref, Ser D, 5.125%, 01/01/26	01/01/13 @ 100	1,035,390
AA	1,535	North Carolina Housing Fin Agy Rev, AMT,
		Ser 14A, 5.35%, 01/01/22 (AMBAC)	07/01/11 @ 100	1,542,813
				3,613,383
		Ohio - 12.0%
BBB	1,150	Buckeye OH, Tobacco Settlement Turbo Rev,
		Ser A-2, 5.875%, 06/01/30	06/01/17 @ 100	962,792
BBB	2,000	Buckeye OH, Tobacco Settlement Turbo Rev,
		Ser A-2, 5.75%, 06/01/34	06/01/17 @ 100	1,591,380
AA-	3,000	Cuyahoga Co., OH Rev Ref, Ser A,
		6.00%, 01/01/20	07/01/13 @ 100	3,341,640
AA-	3,750	Lorain Co., OH Hosp Rev Ref, Ser A,
		5.25%, 10/01/33	10/01/11 @ 101	3,841,162
BBB-	1,000	Ohio Air Quality Dev Auth Rev Ref,
		5.70%, 02/01/14	N/A	1,106,990
BBB-	1,000	Ohio Air Quality Dev Auth Rev Ref,
		5.625%, 06/01/18	N/A	1,108,740
				11,952,704
		Pennsylvania - 5.7%
BBB	2,340	Pennsylvania Higher Education Facs Auth
		Rev, 5.25%, 05/01/23	05/01/13 @ 100	2,390,942
BBB	1,000	Pennsylvania State Higher Education,
		5.00%, 05/01/37	11/01/17 @ 100	997,080
AA-	1,000	Pennsylvania State Higher Education,
		U of PA Health Sys, Ser B, 6.00%, 08/15/26	08/15/18 @ 100	1,140,460
AA+	1,110	Philadelphia, PA Gen Oblig Ref, Ser A,
		5.375%, 08/01/30 (Assured Gty)	08/01/19 @ 100	1,187,778
				5,716,260
		Rhode Island - 1.5%
AA+	1,300	Rhode Island Convention Ctr Auth Rev Ref,
		Ser A, 5.50%, 05/15/27 (Assured Gty)	05/15/19 @ 100	1,445,743

		South Carolina - 3.6%
AA+	2,500	Florence Co., SC Hosp Rev, Ser A,
		5.25%, 11/01/27 (AGM)	11/01/14 @ 100	2,603,075
BBB	1,000	Georgetown Co., SC Environ Imp Rev,
		AMT, Ser A, 5.30%, 03/01/28	03/01/14 @ 100	1,000,530
				3,603,605
		South Dakota - 6.2%
AAA	4,990	South Dakota Hsg Dev Auth, Ser K, AMT,
		5.05%, 05/01/36^	11/01/15 @ 100	4,933,563
AA-	1,200	South Dakota St Hlth & Edl Fac, Ser A
		5.25%, 11/01/34	11/01/14 @ 100	1,233,888
				6,167,451
		Tennessee - 2.5%
BBB+	2,500	Knox Co., TN Health Edl & Hsg Facs Brd Rev,
		5.25%, 04/01/27	04/01/17 @ 100	2,533,800

		Texas - 14.8%
Aa2	2,000	Bexar Co., TX Hsg Fin, AMT,
		5.20%, 10/20/34 (GNMA/FHA)	10/20/14 @ 100	2,007,760
AA+	2,000	Houston, TX Utility System,
		First Lien Rev Ref, Ser A, 5.00%, 11/15/33 (AGM)	11/15/17 @ 100	2,110,240
A	2,000	Lower Colorado River Auth Tex Rev, Ser A,
		6.25%, 05/15/28	05/15/18 @ 100	2,290,180
BBB+	1,885	Matagorda Co., TX Nav Dist No.1 Rev, AMT,
		5.125%, 11/01/28 (AMBAC) (1)	N/A	1,921,739
A-	2,000	North TX, Tollway Auth Rev, Ser A,
		5.625%, 01/01/33	01/01/18 @ 100	2,130,020
A-	1,000	North TX, Tollway Auth Rev, Ser L-2,
		6.00%, 01/01/38 (1)	01/01/13 @ 100	1,088,380
BBB+	2,100	San Leanna Ed Facs Corp Higher Ed Rev,
		5.125%, 06/01/36	06/01/17 @ 100	2,083,641
AA+	1,000	Tarrant Cnty, TX Cult Ed Facs Rev,
		Ser A, 5.75%, 07/01/18 (Assured Gty)	N/A	1,104,190
				14,736,150
		Virginia - 1.4%
BBB+	1,250	Washington Co., VA Indl Dev Auth Hosp Fac Rev,
		Ser C, 7.50%, 07/01/29	01/01/19 @ 100	1,448,113

		Washington - 1.1%
AA+	1,000	Tes Properties, WA Rev,
		5.625%, 12/01/38	06/01/19 @ 100	1,054,530

		West Virginia - 2.4%
AAA	2,415	West Virginia Housing Dev Fund Rev,
		Ser D, 5.20%, 11/01/21	05/01/11 @ 100	2,431,977

		Wisconsin - 1.3%
AA	1,250	Wisconsin State Health & Ed Facs Rev,
		Ser A, 5.00%, 11/15/36	11/15/16 @ 100	1,280,687

		Wyoming - 7.2%
BBB+	4,000	Sweetwater Co., WY Solid Waste Disp Rev,
		AMT, 5.60%, 12/01/35	12/01/15 @ 100	4,031,400
AA+	3,100	Wyoming Cmnty Dev Auth Hsg Rev,
		Ser 7, AMT, 5.10%, 12/01/38	12/01/16 @ 100	3,098,016
				7,129,416
		Total Municipal Bonds & Notes - 166.1%
		(Cost $156,645,384)		165,550,617

Rating (S&P)*	Redemption Value (000)	Description		Value
		Preferred Shares - 2.1%
Aaa	$ 2,000	Centerline Equity Issuer Trust, AMT, Ser A-4-1,
		5.75%, 05/15/15 (remarketing), 144A
		(Cost $2,000,000)		2,076,360

		Total Investments - 168.2%
		(Cost $158,645,384)		167,626,977

		Other assets in excess of liabilities - 1.5%		1,524,841
		Preferred Shares, at redemption value - (-69.7% of Net Assets Applicable to Common
		Shareholders or -41.4% of Total Investments)		(69,450,000)

		Net Assets Applicable to Common Shareholders - 100.0% (2)		$ 99,701,818

*	For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services,
Inc. or Fitch Ratings is provided. (unaudited)
**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
†	This bond is prerefunded. U.S. government or U.S. government agency securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date and price indicated under the Optional Call Provisions.
^	A portion of this security was segregated as collateral for borrowings outstanding. At October 31, 2010, the total amount segregated was $3,806,457.

(1)	Step-up security. Security is a step-up bond where the coupon increases or steps up at a predetermined date.
Rate shown reflects the rate in effect on October 31, 2010.
(2)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:
AGM - Insured by Assured Guaranty Municipal Corp.
AMBAC - Insured by Ambac Assurance Corporation
AMT - Income from this security is a preference item under the Alternative Minimum Tax
Assured Gty - Insured by Assured Guaranty Corp.
CIFG - Insured by CIFG Assurance NA
FHA - Guaranteed by Federal Housing Administration
GNMA - Guaranteed by Ginnie Mae

144A - Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2010 these securities amounted to $3,015,490 which represents 3.0% of net assets applicable to common shareholders.

See notes to financial statements.

At October 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$158,678,594	$9,999,946	$(985,143)	$9,014,803

In accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  ASC 820 establishes three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed.  Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.  The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.  The Fund has adopted the disclosures required by this amendment, which did not have a material impact on the financial statements.

The Fund values Level 1 securities using readily available market quotations in active markets.  The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using quoted prices that are fair valued using procedures approved by the Board of Trustees.  The Fund did not have any Level 3 securities during the period ended October 31, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of October 31, 2010.

Valuations (in $000s)	Level 1	Level 2	Level 3	Total
Description

Assets:
Preferred Stock	$-	$2,076	$-	$2,076
Municipal Bonds	-	165,551	-	165,551
Total	$-	$167,627	$-	$167,627

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Duration Investment Grade Municipal Fund

By:   /s/  Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/  Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date: December 22, 2010

By:   /s/  Bruce Albelda
Bruce Albelda
Interim Chief Financial Officer, Interim Chief Accounting Officer and Interim Treasurer

Date: December 22, 2010